Summary of Significant Accounting Policies Basis of Presentation (Tables) - AEA-Bridges Impact Corp	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Summary of Class A Common Stock Subject to Possible Redemption
At September 25, 2022, and December 31, 2021, the common stock and Class A ordinary shares, respectively
,
reflected
in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$400,000,000
Less:
Proceeds allocated to Public Warrants	(18,400,000)
Class A ordinary shares issuance costs	(20,292,642)
Plus:
Accretion of carrying value to redemption value	38,692,642

Class A ordinary shares subject to possible redemption (December 31, 2021)	$400,000,000
Plus:
Accretion of carrying value to redemption value	2,367,209
Less:
Redemptions	(368,136,945)
Class A ordinary shares no longer redeemable	(34,230,264)

Common stock subject to possible redemption (September 25, 2022)	$—

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

	December 31, 2021	December 31, 2020
Gross proceeds	$400,000,000	$400,000,000
Less:
Proceeds allocated to Public Warrants	(18,400,000)	(18,400,000)
Class A ordinary shares issuance costs	(20,292,642)	(20,292,642)
Plus:
Accretion of carrying value to redemption value	38,692,642	38,692,642
Class A ordinary shares subject to possible redemption	$400,000,000	$400,000,000

Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per common stock or ordinary share (in dollars, except share amounts):

	Three Months Ended			Nine Months Ended

	September 25, 2022	September 26, 2021		September 25, 2022	September 26, 2021

	Common Stock	Class A Ordinary Shares	Class B Ordinary Shares	Common Stock	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net income per common share or ordinary share
Numerator:
Allocation of net income (1)	568,473	$4,361,457	$1,090,364	21,655,622	$18,016,741	$4,504,185
Denominator:
Basic and diluted weighted average shares outstanding (2)	45,912,405	40,000,000	10,000,000	48,612,048	40,000,000	10,000,000
Basic and diluted net income per common share	$0.01	$0.11	$0.11	$0.45	$0.45	$0.45

(1)
Net income of $3,892,215
and $24,979,364
for the three and nine months ended September 25, 2022, respectively, was reduced by the interest on mandatorily redeemable Class A ordinary shares of $3,323,742 for both periods for earnings per share purposes.

(2)
For the three and nine months ended September 25, 2022, the weighted average shares outstanding includes the period of time previous to the Domestication when the Company had Class A and Class B ordinary shares outstanding.

The following table reflects the calculation of basic and diluted net (loss) per ordinary share (in dollars, except share amounts):

	Year Ended December 31, 2021		For the Period from July 29, 2020 (inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$3,857,658	$964,415	$(13,879,256)	$(6,181,853)
Denominator:
Basic and diluted weighted average shares outstanding	40,000,000	10,000,000	22,451,613	10,000,000
Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$(0.62)	$(0.62)